Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 492	$ 0	$ 48
Liabilities:
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	11,665	11,568
Level 1 [Member]
Assets:
Cash and cash equivalents	492
Total assets	492
Liabilities:
Bank indebtedness	0	3
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	0	0
Fair value hedge - interest-rate swap	0	0
Total liabilities, fair value	1,252	929
Level 2 [Member]
Assets:
Cash and cash equivalents	0
Total assets	0
Liabilities:
Bank indebtedness	0	0
Short-term notes payable	0	0
Long-term debt, including current portion, fair value	11,665	11,568
Fair value hedge - interest-rate swap	5	9
Total liabilities, fair value	11,670	11,577
Level 3 [Member]
Assets:
Cash and cash equivalents	0
Total assets	0
Liabilities:
Bank indebtedness	0	0
Short-term notes payable	0	0
Long-term debt, including current portion, fair value	0	0
Fair value hedge - interest-rate swap	0	0
Total liabilities, fair value	0	0
Carrying Value [Member]
Assets:
Cash and cash equivalents	492
Total assets	492
Liabilities:
Bank indebtedness	0	3
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	10,709	10,067
Fair value hedge - interest-rate swap	5	9
Total liabilities, fair value	11,966	11,005
Fair Value [Member]
Assets:
Cash and cash equivalents	492
Total assets	492
Liabilities:
Bank indebtedness	0	3
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	11,665	11,568
Fair value hedge - interest-rate swap	5	9
Total liabilities, fair value	$ 12,922	$ 12,506